Other Financial Data (Accrued Expenses) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Other Financial Data [Abstract]
Employee compensation	$ 642	$ 640
Customer advanced payments	380	385
Product warranty	$ 187	$ 211